SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Summary of Identifiable Assets Acquired and Liabilities Assumed in Connection with Acquisition	A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	31,800

Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	150
Intangible assets
Non-compete arrangements	100
Customer relationship	9,700
Technology	5,700
Contract liabilities	(12,002)
Deferred income tax liability	(3,875)
Total identifiable assets acquired and liabilities assumed	(227)
Goodwill	32,027

Summary Details of Impairment Loss	The detail of the long-lived assets is as follows:

As of December 31,2022
Intangible assets	RMB
Trademark	2,556
Non-compete arrangements	540
Order backlogs	6,420
Customer relationship	5,486
Total	15,002

As of December 31,2022
Goodwill	RMB
Acquisition of Zhuge	57,271
Total	57,271